Accumulated other comprehensive income/(loss)	12 Months Ended
Dec. 31, 2014
Accumulated other comprehensive income/(loss) [Abstract]
Accumulated other comprehensive income/(loss)

10.Accumulated other comprehensive income/(loss)

In 2014, Accumulated other comprehensive income/(loss) increased with unrealized losses from hedging financial instruments of $3,501 (gain of $8,107 and gain of $20,169 in 2013 and 2012 respectively) of which $3,655 (gain of $7,230 in 2013 and gain of $17,996 in 2012) related to unrealized losses on interest rate swaps, and $154 ($877 in 2013 and $2,173 in 2012) related to amortization of deferred loss on de-designated financial instruments. During 2013, unrealized losses on marketable securities was $79 (gain of $228), of which a gain of $89 ($95 in 2012) was realized and reclassified into earnings following the sale of the respective securities.